Income Taxes - Reconciliation of Expected Tax Computed at U.S. Statutory Federal Income Tax Rate to Total Benefit for Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Income Taxes
Income (loss) before taxes, Amount	$ 26,490	$ 34,220	$ 29,690	$ 104,135	$ 85,947	$ (116,092)	$ 126,040	$ 328,785
Income tax benefit at federal statutory rate, Amount						(24,379)	26,469
State taxes, net of federal benefit, Amount						(1,109)	2,554
Income excluded from US taxation, Amount						24,379	(26,469)
Difference and changes in tax rates, Amount						(86)	2,249
Return to provision and other, Amount						255	(612)
Change in valuation allowance, Amount						23,507	(2,244)
Total income tax expense	$ 703	$ 340	$ (2,657)	$ (10,150)	$ 1,593	$ 22,567	$ 1,947	$ 884
Income (loss) before taxes, Percent						100.00%	100.00%
Income tax benefit at federal statutory rate, Percent						21.00%	21.00%
State taxes, net of federal benefit, Percent						1.00%	2.00%
Income excluded from US taxation, Percent						(21.00%)	(21.00%)
Difference and changes in tax rates, Percent						0.10%	1.80%
Return to provision and other, Percent						(0.20%)	(0.50%)
Change in valuation allowance, Percent						(20.30%)	(1.80%)
Tax on income, Percent						(19.40%)	1.50%